NUVEEN  Tax-Exempt Unit Trusts
     NUVEEN
      VIRGINIA
     TRUST 304
              (VIRGINIA TRADITIONAL TRUST 304)

            Estimated Current Return
            5.29% to 5.51%
            as of 10/04/95

            Estimated Long Term Return
            5.34% to 5.62%
             35,000 units in a
             diversified $3,500,000
             portfolio of tax-exempt
             bonds
                  Cusip:
                  6706L5 820 Monthly Payment Option
                  6706L5 838 Quarterly Payment Option
                  6706L5 846 Semi-Annual Payment Option

                  Registered in Virginia
                    John Nuveen & Co. Incorporated
                    Investment Bankers

Chicago:                      Atlanta
333 W. Wacker Dr.             Austin
Chicago, Illinois 60606       Boca Raton
Telephone: 312.917.7700       Boston
                              Columbus
New York:                     Dallas/Ft. Worth
Swiss Bank Tower              Irvine
10 East 50th Street           Philadelphia
New York, New York 10022      Phoenix
Telephone: 212.207.2000       San Francisco
                              Seattle
                              Tampa
                              Washington, D.C.

--------------------------------------------------------------------------------

NUVEEN TAX-EXEMPT UNIT TRUST--VIRGINIA TRADITIONAL TRUST 304
SCHEDULE OF INVESTMENTS
DATE OF DEPOSIT OCTOBER 5, 1995
--------------------------------------------------------------------------------

                                                                                                             Ratings
                                                                                    Optional         -----------------------
  Aggregate            Name of Issuer and Title of Issue Represented               Redemption        Standard
  Principal               by Sponsor's Contracts to Purchase Bonds                 Provisions        & Poor's       Moody's
  --------------------------------------------------------------------------------------------------------------------------
  $  250,000    Virginia Peninsula Regional Jail Authority, Regional Jail          2005 at 101          AAA           Aaa
                  Facility Revenue Bonds, Series 1995, 5.50% Due 10/1/18.
                  (MBIA Insured.)
     500,000    Industrial Development Authority of Albemarle County,              2003 at 102          --             A
                  Virginia, Hospital Refunding Revenue Bonds (Martha
                  Jefferson Hospital), Series 1993, 5.50% Due 10/1/15.
                  (Original issue discount bonds delivered on or about July
                  1, 1993 at a price of 94.478% of principal amount.)
     500,000    Industrial Development Authority of the City of Chesapeake,        2003 at 102          AA-           Aa3
                  Virginia, Port Facilities Refunding Revenue Bonds, Series
                  1993 (Cargill, Incorporated Project), 5.875% Due 3/1/13.
     500,000    Industrial Development Authority of Fairfax County,                No Optional          AA-           Aa
                  Virginia, Hospital Revenue Refunding Bonds (Inova Health            Call
                  System Hospitals Project), Series 1993A, 5.00% Due
                  8/15/23. (Original issue discount bonds delivered on or
                  about November 3, 1993 at a price of 94.807% of principal
                  amount.)
     500,000    Industrial Development Authority of the Town of Louisa,            2004 at 102           A            A2
                  Virginia, Pollution Control Revenue Bonds (Virginia
                  Electric and Power Company Project), Series 1994, 5.45%
                  Due 1/1/24.
     250,000    Norfolk Redevelopment and Housing Authority (Virginia),            2005 at 102          AA            Aa
                  Educational Facility Revenue Bonds (State Board for
                  Community Colleges-Tidewater Community College Downtown
                  Campus), Series of 1995, 5.875% Due 11/1/15.
     500,000    City of Norfolk, Virginia, Water Revenue Bonds, Series 1995,       2005 at 102          AAA           Aaa
                  5.875% Due 11/1/20. (MBIA Insured.)
     500,000    City of Richmond, Virginia, General Obligation Public              2003 at 102          AA            A1
                  Improvement Bonds, Series 1993B, 5.50% Due 7/15/23.
  ----------
  $3,500,000
  ----------
  ----------

--------------------------------------------------------------------------------
UNIT PRICE, ESTIMATED CURRENT RETURN AND ESTIMATED LONG TERM RETURN DEPEND ON
AMOUNT PURCHASED AND PAYMENT OPTION    The sales charges/volume discounts below
apply on all concurrent purchases of any Nuveen trust units, unless any such purchases are made by a class of investors for which a separate sales charge is applicable as described more fully in the Prospectus. Estimated Current Return equals net income divided by offering price. Estimated Long Term Return represents an average of the yields to maturity (or call) of the Bonds in the Trust adjusted to reflect a compounding factor, expenses and sales charges.
--------------------------------------------------------------------------------

                                                                          Estimated Current Return (2)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $    100.31          5.29%            5.33%            5.34%
500-999                 50,000-99,999   4.75          100.16          5.30             5.33             5.35
1,000-2,499           100,000-249,999   4.50           99.90          5.32             5.35             5.37
2,500-4,999           250,000-499,999   4.25           99.63          5.33             5.36             5.38
5,000-9,999           500,000-999,999   3.50           98.86          5.37             5.40             5.42
10,000-24,999     1,000,000- 2,499,999  3.00           98.35          5.40             5.43             5.45
25,000-49,999     2,500,000- 4,999,999  2.50           97.85          5.43             5.46             5.48
50,000 and over    5,000,000 and over   2.00           97.35          5.45             5.49             5.51

--------------------------------------------------------------------------------

                                                                         Estimated Long Term Return (3)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $    100.31          5.34%            5.37%            5.39%
500-999                 50,000-99,999   4.75          100.16          5.35             5.38             5.40
1,000-2,499           100,000-249,999   4.50           99.90          5.37             5.40             5.42
2,500-4,999           250,000-499,999   4.25           99.63          5.39             5.42             5.44
5,000-9,999           500,000-999,999   3.50           98.86          5.45             5.48             5.50
10,000-24,999     1,000,000- 2,499,999  3.00           98.35          5.49             5.52             5.54
25,000-49,999     2,500,000- 4,999,999  2.50           97.85          5.53             5.56             5.58
50,000 and over    5,000,000 and over   2.00           97.35          5.57             5.60             5.62

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) As of the business day prior to the Date of Deposit. Units are offered at the Public Offering Price plus accrued interest.
(2) All figures as of the business day prior to Date of Deposit. The estimated current return for purchases made on such date will be as shown, as long as the portfolio size and composition remain the same.
(3) In contrast to Estimated Current Return, Estimated Long Term Return reflects the amortization of premium or accretion of discount, if any, on the bonds in the Trust's portfolio.

--------------------------------------------------------------------------------

INTEREST DISTRIBUTIONS TO UNITHOLDERS   Unitholders may elect to have interest
distributions made on a monthly, quarterly, or semi-annual basis. Record Dates are May 1 and November 1 for semi-annual distributions; February 1, May 1, August 1 and November 1 for quarterly distributions; and the first of each month for monthly distributions. Details of interest distributions per unit under the various plans appear in the following table based upon estimated net annual interest income at the Date of Deposit:
--------------------------------------------------------------------------------

                                                                                                          Normal
                                                                                                      Distributions
                                          1995                             1996                         per Year +
----------------------------------------------------------------------------------------------------  --------------
Record Date*..........................       11/1            2/1            5/1            8/1
Distribution Date.....................      11/15           2/15           5/15           8/15
--------------------------------------------------------------------------------------------------------------------
Monthly Distribution Plan.............  $   .3835(1)                                                  $  5.3104
                                                          --------  $.4425 every month  --------
Quarterly Distribution Plan...........  $   .3835(1)   $  1.3347(2)   $  1.3347      $  1.3347        $  5.3424
Semi-Annual Distribution Plan.........  $   .3835(1)                  $  2.6802(3)                    $  5.3614
--------------------------------------------------------------------------------------------------------------------

  * Record Dates for semi-annual distributions are May 1 and November 1; for quarterly distributions, they are February 1, May 1, August 1 and November
    1. Record Dates for monthly distributions are the first day of each month. Distribution Dates under each distribution plan are the fifteenth day of the month in which the respective Record Date occurred.
(1) The first distribution will be paid to all Unitholders, regardless of the distribution plan selected. Such distribution may be more or less than a regular monthly distribution.
(2) Regular 3-month distribution.
(3) Regular 6-month distribution.
+ Interest for Unitholders of this series began to accrue as of the Date of Deposit. Units purchased on the Date of Deposit will have $.09 of accrued interest that will be added to the Public Offering Price on the Settlement Date. After provision for expenses of the Fund, the daily rate of accrual from the Date of Deposit to the first Record Date is $.01475 per unit per day. Consequently, on the first Record Date (11/01/95), accrued interest will total $0.3835 per unit for the 26-day period. All interest accrued from the Date of Deposit to the first Record Date, less expenses, will be distributed on the first Distribution Date to Unitholders of Record as of the first Record Date. The first payment to all Unitholders of Record on 11/01/95 is $.3835 per unit. After the first Record Date daily rates of accrual are:
              Monthly - $0.01475              Quarterly - $0.01483
                             Semi-Annual - $0.01489
This daily rate of accrual, and the annual distributions shown above, will remain the same as long as the portfolio size and composition remain the same.

--------------------------------------------------------------------------------

-------------------------------------------------------

AVERAGE PORTFOLIO LIFE   The average maturity of portfolio bonds is 24.0 years.
The first bond is scheduled to mature in March, 2013, with the last bond maturity being January, 2024.

-------------------------------------------------------

QUALITY OF PORTFOLIO AS RATED BY
STANDARD & POOR'S, A DIVISION OF THE MCGRAW HILL COMPANIES
OR MOODY'S INVESTORS SERVICE, INC.
-------------------------------------------------------

Rating                    Percent of Portfolio
Category                  Par Value
--------------------------------------------------------------------
AAA                           21%
AA                            50
A                             29
                             ---
                             100%

-------------------------------------------------------

CALL PROTECTION   Bonds are first subject to optional redemption by the issuers in the years and at the prices shown under the Optional Redemption Provisions column in the Schedule of Investments. Unless otherwise stated, in subsequent years, bonds are redeemable at declining prices, but not usually below par value. Some issues or some portions of issues may also be subject to sinking fund redemption or extraordinary redemption without premium prior to the dates shown.

-------------------------------------------------------

NO CHARGE FOR REDEMPTION   The Trustee, The Chase Manhattan Bank, N.A., will
redeem units at net asset value. In addition, John Nuveen & Co. Incorporated intends to maintain a secondary market for this Nuveen Tax-Exempt Unit Trust. Inasmuch as all securities investments are subject to market price fluctuation, net asset value at the time of redemption could be more or less than the initial investment.

-------------------------------------------------------

REINVESTMENT OPTIONS   Specify automatic reinvestment of trust income, with no
sales charge, to earn compounded dividends with Nuveen mutual funds.

-------------------------------------------------------

UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

-------------------------------------------------------

FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES, RISKS AND EXPENSES, ON THIS NUVEEN TAX-EXEMPT UNIT TRUST AND ANY OTHER NUVEEN FUND, CALL YOUR BROKER . . . OR NUVEEN AT

                                 1-800-257-8787

READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

NUVEEN  Tax-Exempt Unit Trusts
     NUVEEN
      MASSACHUSETTS
     INSURED
     TRUST 130

            Estimated Current Return
            5.24% to 5.45%
            as of 10/04/95

            Estimated Long Term Return
            5.29% to 5.56%
             35,000 units in a
             diversified $3,500,000
             portfolio of tax-exempt
             bonds rated "AAA"
                  Cusip:
                  670947 498 Monthly Payment Option
                  670947 506 Quarterly Payment Option
                  670947 514 Semi-Annual Payment Option

                  Registered in Massachusetts
                    John Nuveen & Co. Incorporated
                    Investment Bankers

Chicago:                      Atlanta
333 W. Wacker Dr.             Austin
Chicago, Illinois 60606       Boca Raton
Telephone: 312.917.7700       Boston
                              Columbus
New York:                     Dallas/Ft. Worth
Swiss Bank Tower              Irvine
10 East 50th Street           Philadelphia
New York, New York 10022      Phoenix
Telephone: 212.207.2000       San Francisco
                              Seattle
                              Tampa
                              Washington, D.C.

--------------------------------------------------------------------------------

NUVEEN TAX-EXEMPT UNIT TRUST--INSURED, MASSACHUSETTS INSURED TRUST 130
SCHEDULE OF INVESTMENTS
DATE OF DEPOSIT OCTOBER 5, 1995
--------------------------------------------------------------------------------

                                                                                                             Ratings
                                                                                    Optional         -----------------------
  Aggregate            Name of Issuer and Title of Issue Represented               Redemption        Standard
  Principal               by Sponsor's Contracts to Purchase Bonds                 Provisions        & Poor's       Moody's
  --------------------------------------------------------------------------------------------------------------------------
  $  500,000    Massachusetts Health and Educational Facilities Authority,         2004 at 102          AAA           Aaa
                  Revenue Bonds, New England Medical Center Hospitals Issue,
                  Series G-1, 5.375% Due 7/1/24.
     500,000    Massachusetts Health and Educational Facilities Authority,         2005 at 102          AAA           Aaa
                  Revenue Bonds, Newton-Wellesley Hospital Issue, Series E,
                  5.875% Due 7/1/15.
     500,000    Massachusetts Health and Educational Facilities Authority,         2004 at 102          AAA           Aaa
                  Revenue Bonds, Smith College Issue, Series D, 5.75% Due
                  7/1/24.
     500,000    Massachusetts Health and Educational Facilities Authority,         2003 at 102          AAA           Aaa
                  Revenue Bonds, Wellesley College Issue, Series D, 5.375%
                  Due 7/1/19.
     500,000    Massachusetts Municipal Wholesale Electric Company, A Public       2004 at 102          AAA           Aaa
                  Corporation of the Commonwealth of Massachusetts, Power
                  Supply System Revenue Bonds, 1994 Series A, 5.00% Due
                  7/1/17.
     500,000    Massachusetts Water Resources Authority, General Revenue           2004 at 101          AAA           Aaa
                  Bonds, 1994 Series A, 6.00% Due 8/1/24.                              1/2
     500,000    Dedham-Westwood Water District, Massachusetts, General             2003 at 102          AAA           Aaa
                  Obligation Refunding Bonds, 5.15% Due 10/15/16.
  ----------
  $3,500,000
  ----------
  ----------

--------------------------------------------------------------------------------
UNIT PRICE, ESTIMATED CURRENT RETURN AND ESTIMATED LONG TERM RETURN DEPEND ON
AMOUNT PURCHASED AND PAYMENT OPTION    The sales charges/volume discounts below
apply on all concurrent purchases of any Nuveen trust units, unless any such purchases are made by a class of investors for which a separate sales charge is applicable as described more fully in the Prospectus. Estimated Current Return equals net income divided by offering price. Estimated Long Term Return represents an average of the yields to maturity (or call) of the Bonds in the Trust adjusted to reflect a compounding factor, expenses and sales charges.
--------------------------------------------------------------------------------

                                                                          Estimated Current Return (2)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $    100.39          5.24%            5.27%            5.29%
500-999                 50,000-99,999   4.75          100.23          5.24             5.28             5.30
1,000-2,499           100,000-249,999   4.50           99.97          5.26             5.29             5.31
2,500-4,999           250,000-499,999   4.25           99.71          5.27             5.30             5.32
5,000-9,999           500,000-999,999   3.50           98.93          5.31             5.35             5.37
10,000-24,999     1,000,000- 2,499,999  3.00           98.42          5.34             5.37             5.39
25,000-49,999     2,500,000- 4,999,999  2.50           97.92          5.37             5.40             5.42
50,000 and over    5,000,000 and over   2.00           97.42          5.40             5.43             5.45

--------------------------------------------------------------------------------

                                                                         Estimated Long Term Return (3)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $    100.39          5.29%            5.32%            5.34%
500-999                 50,000-99,999   4.75          100.23          5.30             5.33             5.35
1,000-2,499           100,000-249,999   4.50           99.97          5.32             5.35             5.37
2,500-4,999           250,000-499,999   4.25           99.71          5.33             5.36             5.38
5,000-9,999           500,000-999,999   3.50           98.93          5.40             5.43             5.45
10,000-24,999     1,000,000- 2,499,999  3.00           98.42          5.44             5.47             5.49
25,000-49,999     2,500,000- 4,999,999  2.50           97.92          5.47             5.50             5.52
50,000 and over    5,000,000 and over   2.00           97.42          5.51             5.54             5.56

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) As of the business day prior to the Date of Deposit. Units are offered at the Public Offering Price plus accrued interest.
(2) All figures as of the business day prior to Date of Deposit. The estimated current return for purchases made on such date will be as shown, as long as the portfolio size and composition remain the same.
(3) In contrast to Estimated Current Return, Estimated Long Term Return reflects the amortization of premium or accretion of discount, if any, on the bonds in the Trust's portfolio.

--------------------------------------------------------------------------------

INTEREST DISTRIBUTIONS TO UNITHOLDERS   Unitholders may elect to have interest
distributions made on a monthly, quarterly, or semi-annual basis. Record Dates are May 1 and November 1 for semi-annual distributions; February 1, May 1, August 1 and November 1 for quarterly distributions; and the first of each month for monthly distributions. Details of interest distributions per unit under the various plans appear in the following table based upon estimated net annual interest income at the Date of Deposit:
--------------------------------------------------------------------------------

                                                                                                          Normal
                                                                                                      Distributions
                                          1995                             1996                         per Year +
----------------------------------------------------------------------------------------------------  --------------
Record Date*..........................       11/1            2/1            5/1            8/1
Distribution Date.....................      11/15           2/15           5/15           8/15
--------------------------------------------------------------------------------------------------------------------
Monthly Distribution Plan.............  $   .3796(1)                                                  $  5.2569
                                                          --------  $.4380 every month  --------
Quarterly Distribution Plan...........  $   .3796(1)   $  1.3221(2)   $  1.3221      $  1.3221        $  5.2889
Semi-Annual Distribution Plan.........  $   .3796(1)                  $  2.6532(3)                    $  5.3079
--------------------------------------------------------------------------------------------------------------------

  * Record Dates for semi-annual distributions are May 1 and November 1; for quarterly distributions, they are February 1, May 1, August 1 and November
    1. Record Dates for monthly distributions are the first day of each month. Distribution Dates under each distribution plan are the fifteenth day of the month in which the respective Record Date occurred.
(1) The first distribution will be paid to all Unitholders, regardless of the distribution plan selected. Such distribution may be more or less than a regular monthly distribution.
(2) Regular 3-month distribution.
(3) Regular 6-month distribution.
+ Interest for Unitholders of this series began to accrue as of the Date of Deposit. Units purchased on the Date of Deposit will have $.09 of accrued interest that will be added to the Public Offering Price on the Settlement Date. After provision for expenses of the Fund, the daily rate of accrual from the Date of Deposit to the first Record Date is $.01460 per unit per day. Consequently, on the first Record Date (11/01/95), accrued interest will total $0.3796 per unit for the 26-day period. All interest accrued from the Date of Deposit to the first Record Date, less expenses, will be distributed on the first Distribution Date to Unitholders of Record as of the first Record Date. The first payment to all Unitholders of Record on 11/01/95 is $.3796 per unit. After the first Record Date daily rates of accrual are:
              Monthly - $0.01460              Quarterly - $0.01469
                             Semi-Annual - $0.01474
This daily rate of accrual, and the annual distributions shown above, will remain the same as long as the portfolio size and composition remain the same.

--------------------------------------------------------------------------------

-------------------------------------------------------

AVERAGE PORTFOLIO LIFE   The average maturity of portfolio bonds is 24.6 years.
The first bond is scheduled to mature in July, 2015, with the last bond maturity being August, 2024.

-------------------------------------------------------

BONDS INSURED BY MBIA   Each bond in this Nuveen Insured series has been
insured* by the MBIA Insurance Corporation, which guarantees timely payments of principal and interest. Premium payments have been fully paid by the Date of Deposit.

-------------------------------------------------------

CALL PROTECTION   Bonds are first subject to optional redemption by the issuers in the years and at the prices shown under the Optional Redemption Provisions column in the Schedule of Investments. Unless otherwise stated, in subsequent years, bonds are redeemable at declining prices, but not usually below par value. Some issues or some portions of issues may also be subject to sinking fund redemption or extraordinary redemption without premium prior to the dates shown.

-------------------------------------------------------

NO CHARGE FOR REDEMPTION   The Trustee, The Chase Manhattan Bank, N.A., will
redeem units at net asset value. In addition, John Nuveen & Co. Incorporated intends to maintain a secondary market for this Nuveen Tax-Exempt Unit Trust. Inasmuch as all securities investments are subject to market price fluctuation, net asset value at the time of redemption could be more or less than the initial investment.

-------------------------------------------------------

REINVESTMENT OPTIONS   Specify automatic reinvestment of trust income, with no
sales charge, to earn compounded dividends with Nuveen mutual funds.

-------------------------------------------------------

UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

-------------------------------------------------------

* Insurance relates specifically to the bonds and not to the units or to the market value of units. Terms of the insurance are more fully described in the prospectus. No representation is made as to the insurer's ability to meet its commitments.

-------------------------------------------------------

FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES, RISKS AND EXPENSES, ON THIS NUVEEN TAX-EXEMPT UNIT TRUST AND ANY OTHER NUVEEN FUND, CALL YOUR BROKER . . . OR NUVEEN AT

                                 1-800-257-8787

READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

NUVEEN  Tax-Exempt Unit Trusts
     NUVEEN
      NEW JERSEY
     INSURED
     TRUST 198

            Estimated Current Return
            First
            Year: 5.18% to 5.39%
            Subsequent
            Years: 5.21% to 5.42%
            as of 10/04/95

            Estimated Long Term Return
            5.26% to 5.53%
             35,000 units in a
             diversified $3,500,000
             portfolio of tax-exempt
             bonds rated "AAA"
                  Cusip:
                  6706LA 191 Monthly Payment Option
                  6706LA 209 Quarterly Payment Option
                  6706LA 217 Semi-Annual Payment Option

                  Registered in New Jersey
                    John Nuveen & Co. Incorporated
                    Investment Bankers

Chicago:                      Atlanta
333 W. Wacker Dr.             Austin
Chicago, Illinois 60606       Boca Raton
Telephone: 312.917.7700       Boston
                              Columbus
New York:                     Dallas/Ft. Worth
Swiss Bank Tower              Irvine
10 East 50th Street           Philadelphia
New York, New York 10022      Phoenix
Telephone: 212.207.2000       San Francisco
                              Seattle
                              Tampa
                              Washington, D.C.

--------------------------------------------------------------------------------

NUVEEN TAX-EXEMPT UNIT TRUST--INSURED, NEW JERSEY INSURED TRUST 198
SCHEDULE OF INVESTMENTS
DATE OF DEPOSIT OCTOBER 5, 1995
--------------------------------------------------------------------------------

                                                                                                             Ratings
                                                                                    Optional         -----------------------
  Aggregate            Name of Issuer and Title of Issue Represented               Redemption        Standard
  Principal               by Sponsor's Contracts to Purchase Bonds                 Provisions        & Poor's       Moody's
  --------------------------------------------------------------------------------------------------------------------------
  $  455,000    New Jersey Building Authority, State Building Revenue Bonds,       2003 at 102          AAA           Aaa
                  1994 Series, 5.00% Due 6/15/19.
     500,000    New Jersey Economic Development Authority, Revenue Bonds           2003 at 102          AAA           Aaa
                  (Saint Barnabas Realty Development Corporation Project),
                  Series 1993, 5.25% Due 7/1/20.
     520,000    The Port Authority of New York and New Jersey, Consolidated        2005 at 101          AAA           Aaa
                  Bonds, One Hundredth Series, 5.75% Due 6/15/30.
     525,000    New Jersey Transportation Trust Fund Authority,                    2005 at 102          AAA           Aaa
                  Transportation System Bonds, 1995 Series A, 5.50% Due
                  6/15/12.
     500,000    The Essex County Improvement Authority (Essex County, New          2005 at 102          AAA           Aaa
                  Jersey), County of Essex General Obligation Lease Revenue
                  Bonds, Series 1995 (Gibraltar Building Project), 5.95% Due
                  12/1/25.
     500,000    The Evesham Municipal Utilities Authority (Burlington              2005 at 100          AAA           Aaa
                  County, New Jersey), Revenue Bonds, 1995 Series A, 5.65%
                  Due 7/1/15. (When issued.)
     500,000    The Pollution Control Financing Authority of Salem County          2003 at 102          AAA           Aaa
                  (New Jersey), Pollution Control Revenue Refunding Bonds,
                  1993 Series C (Public Service Electric and Gas Company
                  Project), 5.55% Due 11/1/33.
  ----------
  $3,500,000
  ----------
  ----------

--------------------------------------------------------------------------------
UNIT PRICE, ESTIMATED CURRENT RETURN AND ESTIMATED LONG TERM RETURN DEPEND ON
AMOUNT PURCHASED AND PAYMENT OPTION    The sales charges/volume discounts below
apply on all concurrent purchases of any Nuveen trust units, unless any such purchases are made by a class of investors for which a separate sales charge is applicable as described more fully in the Prospectus. Estimated Current Return equals net income divided by offering price. Estimated Long Term Return represents an average of the yields to maturity (or call) of the Bonds in the Trust adjusted to reflect a compounding factor, expenses and sales charges.
--------------------------------------------------------------------------------

                                                                              Estimated Current Return (2)
          AMOUNT PURCHASED                         Public      -----------------------------------------------------------
-------------------------------------  Sales      Offering         Monthly           Quarterly            Semi-Annual
     Units              Dollars        Charge     Price (1)        Payment            Payment               Payment
----------------  -------------------  ------    -----------   ---------------    ---------------    ---------------------
50-499                 $5,000-$49,999   4.90 %   $    101.42     (5.18%)  5.21%     (5.21%)  5.24%     (5.23%)  5.26%
500-999                 50,000-99,999   4.75          101.26     (5.19)   5.21      (5.22)   5.25      (5.24)   5.26
1,000-2,499           100,000-249,999   4.50          100.99     (5.20)   5.23      (5.23)   5.26      (5.25)   5.28
2,500-4,999           250,000-499,999   4.25          100.73     (5.21)   5.24      (5.25)   5.27      (5.27)   5.29
5,000-9,999           500,000-999,999   3.50           99.95     (5.26)   5.28      (5.29)   5.31      (5.31)   5.33
10,000-24,999     1,000,000- 2,499,999  3.00           99.43     (5.28)   5.31      (5.31)   5.34      (5.33)   5.36
25,000-49,999     2,500,000- 4,999,999  2.50           98.92     (5.31)   5.34      (5.34)   5.37      (5.36)   5.39
50,000 and over    5,000,000 and over   2.00           98.42     (5.34)   5.36      (5.37)   5.40      (5.39)   5.42

--------------------------------------------------------------------------------

                                                                         Estimated Long Term Return (3)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $    101.42          5.26%            5.29%            5.31%
500-999                 50,000-99,999   4.75          101.26          5.27             5.30             5.32
1,000-2,499           100,000-249,999   4.50          100.99          5.29             5.32             5.34
2,500-4,999           250,000-499,999   4.25          100.73          5.31             5.34             5.36
5,000-9,999           500,000-999,999   3.50           99.95          5.37             5.40             5.42
10,000-24,999     1,000,000- 2,499,999  3.00           99.43          5.40             5.43             5.45
25,000-49,999     2,500,000- 4,999,999  2.50           98.92          5.44             5.47             5.49
50,000 and over    5,000,000 and over   2.00           98.42          5.48             5.51             5.53

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) As of the business day prior to the Date of Deposit. Units are offered at the Public Offering Price plus accrued interest.
(2) All figures as of the business day prior to the Date of Deposit. Figures in brackets represent the current return. The first year's estimated current returns are slightly lower than those for subsequent years because a portion of the monies received in the first year only will be treated as a return of principal due to the inclusion in the portfolio of "when issued" or other Bonds having delivery dates after the date of settlement for a purchase made on the Date of Deposit.
(3) In contrast to Estimated Current Return, Estimated Long Term Return reflects the amortization of premium or accretion of discount, if any, on the bonds in the Trust's portfolio.

--------------------------------------------------------------------------------

INTEREST DISTRIBUTIONS TO UNITHOLDERS   Unitholders may elect to have interest
distributions made on a monthly, quarterly, or semi-annual basis. Record Dates are May 1 and November 1 for semi-annual distributions; February 1, May 1, August 1 and November 1 for quarterly distributions; and the first of each month for monthly distributions. Details of interest distributions per unit under the various plans appear in the following table based upon estimated net annual interest income at the Date of Deposit:
--------------------------------------------------------------------------------

                                                                                                          Normal
                                                                                                      Distributions
                                          1995                             1996                         per Year +
----------------------------------------------------------------------------------------------------  --------------
Record Date*..........................       11/1            2/1            5/1            8/1
Distribution Date.....................      11/15           2/15           5/15           8/15
--------------------------------------------------------------------------------------------------------------------
Monthly Distribution Plan.............  $   .3811(1)                                                  $  5.2801
                                                          --------  $.4398 every month  --------
Quarterly Distribution Plan...........  $   .3811(1)   $  1.3275(2)   $  1.3275      $  1.3275        $  5.3121
Semi-Annual Distribution Plan.........  $   .3811(1)                  $  2.6640(3)                    $  5.3311
--------------------------------------------------------------------------------------------------------------------

  * Record Dates for semi-annual distributions are May 1 and November 1; for quarterly distributions, they are February 1, May 1, August 1 and November
    1. Record Dates for monthly distributions are the first day of each month. Distribution Dates under each distribution plan are the fifteenth day of the month in which the respective Record Date occurred.
(1) The first distribution will be paid to all Unitholders, regardless of the distribution plan selected. Such distribution may be more or less than a regular monthly distribution.
(2) Regular 3-month distribution.
(3) Regular 6-month distribution.
+ Interest for Unitholders of this series began to accrue as of the Date of Deposit. Units purchased on the Date of Deposit will have $.09 of accrued interest that will be added to the Public Offering Price on the Settlement Date. After provision for expenses of the Fund, the daily rate of accrual from the Date of Deposit to the first Record Date is $.01466 per unit per day. Consequently, on the first Record Date (11/01/95), accrued interest will total $0.3811 per unit for the 26-day period. All interest accrued from the Date of Deposit to the first Record Date, less expenses, will be distributed on the first Distribution Date to Unitholders of Record as of the first Record Date. The first payment to all Unitholders of Record on 11/01/95 is $.3811 per unit. After the first Record Date daily rates of accrual are:
              Monthly - $0.01466              Quarterly - $0.01475
                             Semi-Annual - $0.01480
This daily rate of accrual, and the annual distributions shown above, will remain the same as long as the portfolio size and composition remain the same.

--------------------------------------------------------------------------------

-------------------------------------------------------

AVERAGE PORTFOLIO LIFE   The average maturity of portfolio bonds is 26.8 years.
The first bond is scheduled to mature in June, 2012, with the last bond maturity being November, 2033.

-------------------------------------------------------

BONDS INSURED BY MBIA   Each bond in this Nuveen Insured series has been
insured* by the MBIA Insurance Corporation, which guarantees timely payments of principal and interest. Premium payments have been fully paid by the Date of Deposit.

-------------------------------------------------------

CALL PROTECTION   Bonds are first subject to optional redemption by the issuers in the years and at the prices shown under the Optional Redemption Provisions column in the Schedule of Investments. Unless otherwise stated, in subsequent years, bonds are redeemable at declining prices, but not usually below par value. Some issues or some portions of issues may also be subject to sinking fund redemption or extraordinary redemption without premium prior to the dates shown.

-------------------------------------------------------

NO CHARGE FOR REDEMPTION   The Trustee, The Chase Manhattan Bank, N.A., will
redeem units at net asset value. In addition, John Nuveen & Co. Incorporated intends to maintain a secondary market for this Nuveen Tax-Exempt Unit Trust. Inasmuch as all securities investments are subject to market price fluctuation, net asset value at the time of redemption could be more or less than the initial investment.

-------------------------------------------------------

REINVESTMENT OPTIONS   Specify automatic reinvestment of trust income, with no
sales charge, to earn compounded dividends with Nuveen mutual funds.

-------------------------------------------------------

UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

-------------------------------------------------------

* Insurance relates specifically to the bonds and not to the units or to the market value of units. Terms of the insurance are more fully described in the prospectus. No representation is made as to the insurer's ability to meet its commitments.

-------------------------------------------------------

FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES, RISKS AND EXPENSES, ON THIS NUVEEN TAX-EXEMPT UNIT TRUST AND ANY OTHER NUVEEN FUND, CALL YOUR BROKER . . . OR NUVEEN AT

                                 1-800-257-8787

READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.